Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Assets:
Cash and deposits with financial institutions	[1]	$ 90,325	$ 63,893	$ 65,895
Trading assets		119,301	114,695	113,154
Securities purchased under resale agreements and securities borrowed		198,358	184,684	175,313
Derivative financial instruments		44,655	44,725	55,699
Customers' liability under acceptances		20,425	21,901	19,494
Liabilities:
Deposits	[2]	957,225	945,538	916,181
Financial instruments designated at fair value through profit or loss		28,893	26,935	22,421
Acceptances		20,478	21,951	19,525
Obligations related to securities sold short		37,522	41,310	40,449
Derivative financial instruments		50,848	50,562	65,900
Obligations related to securities sold under repurchase agreements and securities lent		147,432	132,631	139,025
Subordinated debentures		9,566	8,784	8,469
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		90,325	63,893	65,895
Trading assets		119,301	114,695	113,154
Securities purchased under resale agreements and securities borrowed		198,358	184,684	175,313
Derivative financial instruments		44,655	44,725	55,699
Investment securities – amortized cost		28,192	28,277	23,610
Loans		752,205	764,068	744,987
Customers' liability under acceptances		20,425	21,901	19,494
Other financial assets		22,551	24,918	27,394
Liabilities:
Deposits		957,225	945,538	916,181
Financial instruments designated at fair value through profit or loss		28,893	26,935	22,421
Acceptances		20,478	21,951	19,525
Obligations related to securities sold short		37,522	41,310	40,449
Derivative financial instruments		50,848	50,562	65,900
Obligations related to securities sold under repurchase agreements and securities lent		147,432	132,631	139,025
Subordinated debentures		9,566	8,784	8,469
Other financial liabilities		49,963	51,486	46,682
At fair value [member]
Assets:
Cash and deposits with financial institutions		90,325	63,893	65,895
Trading assets		119,301	114,695	113,154
Securities purchased under resale agreements and securities borrowed		198,358	184,684	175,313
Derivative financial instruments		44,655	44,725	55,699
Investment securities – amortized cost		26,833	27,270	22,443
Loans		737,119	749,544	729,149
Customers' liability under acceptances		20,425	21,901	19,494
Other financial assets		22,551	24,918	27,394
Liabilities:
Deposits		947,312	936,437	904,033
Financial instruments designated at fair value through profit or loss		28,893	26,935	22,421
Acceptances		20,478	21,951	19,525
Obligations related to securities sold short		37,522	41,310	40,449
Derivative financial instruments		50,848	50,562	65,900
Obligations related to securities sold under repurchase agreements and securities lent		147,432	132,631	139,025
Subordinated debentures		9,351	8,574	8,038
Other financial liabilities		49,050	50,182	45,723
FVOCI And FVTPL [Member]
Assets:
Investment securities – FVOCI and FVTPL		$ 82,003	$ 88,318	$ 86,398

[1]	Net of allowances of $5 (April 30, 2023 – $6; October 31, 2022 – $4).
[2]	Deposits denominated in U.S. dollars amount to $325,622 (April 30, 2023 – $326,922; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $20,797 (April 30, 2023 – $21,593; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $37,662 (April 30, 2023 – $34,709; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $122,403 (April 30, 2023 – $115,466; October 31, 2022 – $106,817).